INVESTMENTS IN TRADING SECURITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Investments In Trading Securities 1	$ 530,829
Investments In Trading Securities 2	511,672
Investments In Trading Securities 3	$ 651,580